11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 14)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefits Plans Details 2Abstract
Discount rate	5.00%	5.00%
Salaries increase	1.00%	1.00%
Average inflation	27.00%	21.00%